Borrowings - Schedule of Bank Overdrafts (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Bank Overdrafts [Line Items]
Total short-term borrowings		$ 420,792	$ 458,275
Alliance Islamic Bank Berhad [Member]
Schedule of Bank Overdrafts [Line Items]
Total short-term borrowings	[1],[2]	363,272	309,843
RHB Bank Berhad [Member]
Schedule of Bank Overdrafts [Line Items]
Total short-term borrowings	[1],[3]	48,990	77,367
Malayan Banking Berhad [Member]
Schedule of Bank Overdrafts [Line Items]
Total short-term borrowings	[1],[4]	$ 8,530	$ 71,065

[1]	All bank overdrafts are due on demand. Interest charged for the Group for the years ended December 31, 2023, 2024 and 2025 ranged from 5.00% to 8.65% per annum.
[2]	Bank overdrafts from Alliance Islamic Bank Berhad are joint guaranteed by Mr. Goh Kok E and Mrs. Tan Yee Wei and legal charges over the land and building properties of the Group. As of December 31, 2025, there are US$5,944 unutilized amount in the line of credit under bank overdraft facilities from Alliance Islamic Bank Berhad
[3]	Bank overdrafts from RHB Bank Berhad are joint guaranteed by Mr. Goh Kok E and Mrs. Tan Yee Wei and pledged by 2 shop lots buildings and lands of the Group. As of December 31, 2025, there was US$67,412 unutilized amount in the line of credit under bank overdraft facilities from RHB Bank Berhad.
[4]	Bank overdrafts from Malayan Banking Berhad are guaranteed from Syarikat Jaminan Pembiayaan Berhad (SJPP) under working capital guarantee scheme (WCGS), joint guaranteed by Mr. Goh Kok E and Mrs. Tan Yee Wei, and 1% commitment fee per annum based on unutilized portion. As of December 31, 2025, there was US$37,007 unutilized amount in the line of credit under bank overdraft facilities from Malayan Banking Berhad.